Bank Borrowings and Bank Overdraft - Schedule of Maturities of Bank Borrowing (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 5,032,533	$ 1,239,999	RM 3,262,715
Year ending December 31, 2025 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing			736,481
Year ending December 31, 2026 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	1,173,088	289,045	782,996
Year ending December 31, 2027 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	1,252,768	308,677	795,079
Year ending December 31, 2028 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	996,901	245,633	495,036
Year ending December 31, 2029 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	716,991	176,664	184,632
Year ending December 31, 2030 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	768,277	189,301	268,491
After December 31, 2031 [Member]
Schedule of Maturities of Bank Borrowing [Line Items]
Maturities of Bank Borrowing	RM 124,508	$ 30,679